UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended September 30, 2002



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      November 7, 2002
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.









                                 Page 1 of 3
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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         3
                                                      ----------

Form 13F Information Table Entry Total:                   43
                                                      ----------

Form 13F Information Table Value Total (thousands):   $ 760,246
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company















                                     Page 2
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
                                                       FORM 13F INFORMATION TABLE


                                                             Column 4:  Column 5:                               Column 8:
                                   Column 2:                  Market    Shares or    Column 6: Column 7:    Voting Authority
        Column 1:                  Title of       Column 3:    Value    Principal   Investment    Other ---------------------------
     Name of Issuer                  Class          CUSIP     (000's)     Amount    Discretion Managers    Sole    Shared    None
     --------------             ---------------- ----------- --------- ------------ ---------- -------- ---------- ------ ---------
HOLDINGS OF GREAT AMERICAN INSURANCE COMPANY
--------------------------------------------
AOL TIME WARNER INC                   COM        00184A 10 5      306      26,149SH   Defined   1,2,3       26,149
BROADWING INC                         COM        111620 10 0       65      32,611SH   Defined     "         32,611
CIT GROUP INC                         COM        125581 10 8      719      40,000SH   Defined     "         40,000
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9      249      27,500SH   Defined     "         27,500
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4    8,750   1,944,340SH   Defined     "                       1,944,340
COMCAST CORP                         CL A        200300 10 1      405      19,000SH   Defined     "         19,000
COMCAST CORP                       CL A SPL      200300 20 0      730      35,000SH   Defined     "                          35,000
DIVINE INC                         CL A NEW      255402 40 6       59      22,403SH   Defined     "         22,403
GREAT AMERN FINL RES INC              COM        389915 10 9  545,183  35,059,995SH   Defined     "     35,059,995
MARSH SUPERMARKETS INC               CL B        571783 20 8    2,339     189,543SH   Defined     "                         189,543
MARSH SUPERMARKETS INC               CL A        571783 30 7      514      39,543SH   Defined     "         39,543
OAKWOOD HOMES CORP                  COM NEW      674098 20 7       27      17,500SH   Defined     "         17,500
PNC FINANCIAL SVCS GROUP              COM        693475 10 5    1,012      24,000SH   Defined     "         24,000
PROVIDENT FINL GROUP INC              COM        743866 10 5  139,808   5,572,271SH   Defined     "      5,572,271
QWEST COMMUNICATIONS INTL INC         COM        749121 10 9       41      17,902SH   Defined     "         17,902
RCN CORP                              COM        749361 10 1       11      21,000SH   Defined     "         21,000
SEABULK INTL INC                      COM        81169P 10 1      482      84,553SH   Defined     "         84,553
SEPRACOR INC                          COM        817315 10 4      541     103,200SH   Defined     "        103,200
TYCO INTL LTD NEW                     COM        902124 10 6    1,904     135,000SH   Defined     "        135,000
WASHINGTON MUT INC                    COM        939322 10 3      634      20,134SH   Defined     "         20,134

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
BRISTOL MYERS SQUIBB CO               COM        110122 10 8      476      20,000SH   Defined   1,2,3       20,000
CIT GROUP INC                         COM        125581 10 8      629      35,000SH   Defined     "         35,000
CABLEVISION SYS CORP             CL A NY CABLVS  12686C 10 9      956     105,477SH   Defined     "        105,477
CHIQUITA BRANDS INTL INC        *W EXP 3/19/2009 170032 11 4    3,616     803,643SH   Defined     "                         803,643
COMCAST CORP                         CL A        200300 10 1      315      14,800SH   Defined    1,2        14,800
COMCAST CORP                       CL A SPL      200300 20 0      287      13,760SH   Defined     "                          13,760
JOHN HANCOCK BK &THRIFT OPP       SH BEN INT     409735 10 7      397      52,200SH   Defined     "         52,200
HOST MARRIOTT CORP NEW                COM        44107P 10 4       94      10,110SH   Defined     "         10,110
LEUCADIA NATL CORP                    COM        527288 10 4      896      26,352SH   Defined     "         26,352
MARSH SUPERMARKETS INC               CL B        571783 20 8    6,587     533,801SH   Defined     "                         533,801
MARSH SUPERMARKETS INC               CL A        571783 30 7    8,974     690,301SH   Defined     "        690,301
METLIFE INC                           COM        59156R 10 8    1,118      49,115SH   Defined               49,115
OAKWOOD HOMES CORP                  COM NEW      674098 20 7       72      46,700SH   Defined   1,2,3       46,700
POPULAR INC                           COM        733174 10 6    5,983     189,320SH   Defined     "        189,320
PROVIDENT FINL GROUP INC              COM        743866 10 5   17,487     696,943SH   Defined     "        696,943
RCN CORP                              COM        749361 10 1       36      70,250SH   Defined     "         70,250
SEABULK INTL INC                      COM        81169P 10 1    2,147     376,645SH   Defined     "        376,645
SEPRACOR INC                          COM        817315 10 4       42       8,000SH   Defined     "          8,000
TYCO INTL LTD NEW                     COM        902124 10 6    1,763     125,000SH   Defined     "        125,000
US BANCORP DEL                      COM NEW      902973 30 4      529      28,462SH   Defined    1,2        28,462
WASHINGTON MUT INC                    COM        939322 10 3    1,421      45,179SH   Defined   1,2,3       45,179
WESTPOINT STEVENS INC                 COM        961238 10 2       29      29,400SH   Defined    1,2        29,400
ZENITH NATL INS CORP                  COM        989390 10 9    2,613      98,900SH   Defined     "         98,900
                                                             --------
                                 REPORT TOTAL                $760,246
                                                             ========
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